ACCOUNTS AND BILLS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS AND BILLS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31, 2011	As of December 31, 2012
Accounts receivable	$239,624	$189,107
Less: allowance for doubtful accounts	(22,593)	(22,762)
	217,031	166,345
Bills receivable	7,102	2,641
Bills receivable endorsed to suppliers with recourse for the settlement of purchases	36,006	48,044
	43,108	50,685
	$260,139	$217,030

Schedule of movement of allowances for doubtful account
	Balance at beginning of the year	Charged during the year	Written-off	Balance at end of the year
2011	$20,057	$2,536	$—	$22,593
2012	$22,593	$169	$—	$22,762